Derivative Instruments (Offsetting Derivative Assets) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	Dec. 31, 2013		Dec. 31, 2012
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 10,903,223		$ 7,735,327
Gross amounts offset in the Statement of Financial Condition	(5,480,576)		(3,648,099)
Derivative Assets, Total	5,422,647		4,087,228
Financial Instruments
Collateral Received	(5,422,647)	[1],[2]	(4,087,228)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty A [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	1,877,432		331,245
Financial Instruments
Collateral Received	(1,877,432)	[1],[2]	(331,245)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty B [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			1,297,089
Financial Instruments
Collateral Received			(1,297,089)	[1],[2]
Net Amount				[5],[6]
Counterparty C [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	2,945,278
Financial Instruments
Collateral Received	(2,945,278)	[1],[2]
Net Amount		[3],[4]
Counterparty D [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	527,913		957,807
Financial Instruments
Collateral Received	(527,913)	[1],[2]	(957,807)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty F [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	22,470		1,501,087
Financial Instruments
Collateral Received	(22,470)	[1],[2]	(1,501,087)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty G [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	49,554
Financial Instruments
Collateral Received	(49,554)	[1],[2]
Net Amount		[3],[4]
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	10,620,091		5,637,959
Gross amounts offset in the Statement of Financial Condition	(5,269,468)		(3,051,818)
Derivative Assets, Total	5,350,623		2,586,141
Futures Contracts [Member] | Counterparty A [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,277,503		711,097
Gross amounts offset in the Statement of Financial Condition	(400,071)		(379,852)
Derivative Assets, Total	1,877,432		331,245
Futures Contracts [Member] | Counterparty B [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			3,544,066
Gross amounts offset in the Statement of Financial Condition			(2,246,977)
Derivative Assets, Total			1,297,089
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	6,037,494
Gross amounts offset in the Statement of Financial Condition	(3,092,216)
Derivative Assets, Total	2,945,278
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,305,094		1,382,796
Gross amounts offset in the Statement of Financial Condition	(1,777,181)		(424,989)
Derivative Assets, Total	527,913		957,807
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	283,132
Gross amounts offset in the Statement of Financial Condition	(211,108)
Derivative Assets, Total	72,024
Forward Currency Contracts [Member] | Counterparty F [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	229,752		2,097,368
Gross amounts offset in the Statement of Financial Condition	(207,282)		(596,281)
Derivative Assets, Total	22,470		1,501,087
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	53,380
Gross amounts offset in the Statement of Financial Condition	(3,826)
Derivative Assets, Total	$ 49,554

[1]	Collateral received and pledged includes both cash and U.S. Treasury notes held at each broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2013.
[4]	Net amount represents the amounts owed by the Partnership to each counterparty as of 2013.
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty December 31, 2012.
[6]	Net amount represents the amounts owed by the Partnership to each counterparty as of 2012.